Plant and Equipment, Net (Details 1)	12 Months Ended
Jun. 30, 2015 USD ($)
Schedule of Construction-in-progress
Construction-in-progress description Value	$ 44,800,000
Waste recycling plant, brick production plant, research and development center and office building [Member]
Schedule of Construction-in-progress
Construction-in-progress description Value	$ 16,881,987	[1]
Estimated completion date	Dec. 31, 2015	[1]
Estimated additional cost to complete	$ 13,237,231	[1]
Autoclave installation [Member]
Schedule of Construction-in-progress
Construction-in-progress description Value	$ 7,729	[2]
Estimated completion date	Dec. 31, 2015	[2]
Estimated additional cost to complete	$ 106,861	[2]

[1]	As of June 30, 2015, approximately $3.6 million was included in prepayment (See Note 8), approximately $16.9 million was included in construction-in-progress, approximately $11.1 million was transferred to fixed assets, and approximately $13.2 million was not yet due. The Company may incur other costs in addition to what have been contracted for.
[2]	Approximately $74,000 in the aggregate for installation has been contracted for. As of June 30, 2015, approximately $16,000 was included in prepayment (See Note 8), approximately $8,000 was included in construction-in-progress, and approximately $107,000 was not yet due. The Company may incur other costs in addition to what have been contracted for.